GOING CONCERN UNCERTAINTIES (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
GOING CONCERN UNCERTAINTIES
Net (loss) income	$ (7.2)
Accumulated losses	(9.0)
Net cash used in operating activities	$ 3.8